Supplemental Guarantor Information Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Guarantor Information [Line Items]
Net cash (used in) provided by operating activities	$ 604.0	$ 277.5	$ 435.0
Cash flows from investing activities:
Capital expenditures	(63.5)	(90.1)	(55.0)
Acquisition of business, net of cash acquired	0.0	(263.8)	0.0
Payment for equity investments	0.0	0.0	(86.8)
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II	0.0	0.0	(20.9)
Premium payments on interest rate cap agreements	(2.4)	(0.5)	(2.1)
Net cash used in investing activities	(65.9)	(354.4)	(164.8)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	338.8	314.5	0.0
Repayments of borrowings under revolving credit facility	(338.8)	(314.5)	0.0
Repayments of long-term debt	(20.6)	(32.8)	(15.4)
Proceeds from issuance of long-term debt	1,483.0	525.0	1,175.0
Payments to extinguish long-term debt	(1,490.4)	(525.3)	(1,299.0)
Net change in other long-term obligation	15.7	0.0	0.0
Payment of debt financing costs	(5.9)	(6.8)	(21.9)
Net change in accounts payable-inventory financing	143.6	95.9	75.5
Proceeds from stock option exercises	7.4	2.4	1.3
Proceeds from Coworker Stock Purchase Plan	9.3	8.7	5.8
Repurchases of common stock	(367.4)	(241.3)	0.0
Dividends paid	(78.7)	(52.9)	(33.6)
Excess tax benefits from equity-based compensation	0.0	0.6	0.3
Distributions and advances from (to) affiliates	0.0	0.0	0.0
Principal payments under capital lease obligations	(0.6)	0.0	0.0
Repayment of intercompany loan	0.0
Net cash provided by (used in) financing activities	(304.6)	(226.5)	(112.0)
Effect of exchange rate changes on cash and cash equivalents	(7.4)	(3.5)	(1.8)
Net increase (decrease) in cash and cash equivalents	226.1	(306.9)	156.4
Cash and cash equivalents – beginning of period	37.6	344.5	188.1
Cash and cash equivalents – end of period	263.7	37.6	344.5
Reportable Legal Entities | Parent Guarantor
Supplemental Guarantor Information [Line Items]
Net cash (used in) provided by operating activities	0.0	0.5	0.0
Cash flows from investing activities:
Capital expenditures	0.0	0.0	0.0
Acquisition of business, net of cash acquired		0.0
Payment for equity investments			0.0
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II			0.0
Premium payments on interest rate cap agreements	0.0	0.0	0.0
Net cash used in investing activities	0.0	0.0	0.0
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	0.0	0.0
Repayments of borrowings under revolving credit facility	0.0	0.0
Repayments of long-term debt	0.0	0.0	0.0
Proceeds from issuance of long-term debt	0.0	0.0	0.0
Payments to extinguish long-term debt	0.0	0.0	0.0
Net change in other long-term obligation	0.0
Payment of debt financing costs	0.0	0.0	0.0
Net change in accounts payable-inventory financing	0.0	0.0	0.0
Proceeds from stock option exercises	0.0	0.0	0.0
Proceeds from Coworker Stock Purchase Plan	0.0	0.0	0.0
Repurchases of common stock	(367.4)	(241.3)
Dividends paid	(78.7)	(52.9)	(33.6)
Excess tax benefits from equity-based compensation		0.0	0.0
Distributions and advances from (to) affiliates	446.1	293.7	33.6
Principal payments under capital lease obligations	0.0
Repayment of intercompany loan	0.0
Net cash provided by (used in) financing activities	0.0	(0.5)	0.0
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents – beginning of period	0.0	0.0	0.0
Cash and cash equivalents – end of period	0.0	0.0	0.0
Reportable Legal Entities | Subsidiary Issuer
Supplemental Guarantor Information [Line Items]
Net cash (used in) provided by operating activities	(158.5)	(18.1)	(120.4)
Cash flows from investing activities:
Capital expenditures	(50.9)	(75.4)	(47.9)
Acquisition of business, net of cash acquired		0.0
Payment for equity investments			(86.8)
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II			(20.9)
Premium payments on interest rate cap agreements	(2.4)	(0.5)	(2.1)
Net cash used in investing activities	(53.3)	(75.9)	(157.7)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	329.6	314.5
Repayments of borrowings under revolving credit facility	(329.6)	(314.5)
Repayments of long-term debt	(15.2)	(15.4)	(15.4)
Proceeds from issuance of long-term debt	1,483.0	525.0	1,175.0
Payments to extinguish long-term debt	(1,490.4)	(525.3)	(1,299.0)
Net change in other long-term obligation	0.0
Payment of debt financing costs	(4.5)	(6.8)	(21.9)
Net change in accounts payable-inventory financing	1.5	0.0	0.0
Proceeds from stock option exercises	7.4	2.4	1.3
Proceeds from Coworker Stock Purchase Plan	9.3	8.7	5.8
Repurchases of common stock	0.0	0.0
Dividends paid	0.0	0.0	0.0
Excess tax benefits from equity-based compensation		0.6	0.3
Distributions and advances from (to) affiliates	398.3	(196.5)	581.9
Principal payments under capital lease obligations	0.0
Repayment of intercompany loan	0.0
Net cash provided by (used in) financing activities	389.4	(207.3)	428.0
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	177.6	(301.3)	149.9
Cash and cash equivalents – beginning of period	45.1	346.4	196.5
Cash and cash equivalents – end of period	222.7	45.1	346.4
Reportable Legal Entities | Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
Net cash (used in) provided by operating activities	695.5	350.0	547.7
Cash flows from investing activities:
Capital expenditures	(7.6)	(11.6)	(7.1)
Acquisition of business, net of cash acquired		0.0
Payment for equity investments			0.0
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II			0.0
Premium payments on interest rate cap agreements	0.0	0.0	0.0
Net cash used in investing activities	(7.6)	(11.6)	(7.1)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	0.0	0.0
Repayments of borrowings under revolving credit facility	0.0	0.0
Repayments of long-term debt	0.0	0.0	0.0
Proceeds from issuance of long-term debt	0.0	0.0	0.0
Payments to extinguish long-term debt	0.0	0.0	0.0
Net change in other long-term obligation	15.7
Payment of debt financing costs	0.0	0.0	0.0
Net change in accounts payable-inventory financing	131.0	96.1	75.5
Proceeds from stock option exercises	0.0	0.0	0.0
Proceeds from Coworker Stock Purchase Plan	0.0	0.0	0.0
Repurchases of common stock	0.0	0.0
Dividends paid	0.0	0.0	0.0
Excess tax benefits from equity-based compensation		0.0	0.0
Distributions and advances from (to) affiliates	(872.9)	(434.5)	(616.1)
Principal payments under capital lease obligations	1.0
Repayment of intercompany loan	40.4
Net cash provided by (used in) financing activities	(684.8)	(338.4)	(540.6)
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	3.1	0.0	0.0
Cash and cash equivalents – beginning of period	0.0	0.0	0.0
Cash and cash equivalents – end of period	3.1	0.0	0.0
Reportable Legal Entities | Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
Net cash (used in) provided by operating activities	56.1	27.9	11.8
Cash flows from investing activities:
Capital expenditures	(5.0)	(3.1)	0.0
Acquisition of business, net of cash acquired		(263.8)
Payment for equity investments			0.0
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II			0.0
Premium payments on interest rate cap agreements	0.0	0.0	0.0
Net cash used in investing activities	(5.0)	(266.9)	0.0
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	9.2	0.0
Repayments of borrowings under revolving credit facility	(9.2)	0.0
Repayments of long-term debt	(5.4)	(17.4)	0.0
Proceeds from issuance of long-term debt	0.0	0.0	0.0
Payments to extinguish long-term debt	0.0	0.0	0.0
Net change in other long-term obligation	0.0
Payment of debt financing costs	(1.4)	0.0	0.0
Net change in accounts payable-inventory financing	11.1	(0.2)	0.0
Proceeds from stock option exercises	0.0	0.0	0.0
Proceeds from Coworker Stock Purchase Plan	0.0	0.0	0.0
Repurchases of common stock	0.0	0.0
Dividends paid	0.0	0.0	0.0
Excess tax benefits from equity-based compensation		0.0	0.0
Distributions and advances from (to) affiliates	0.0	267.4	0.6
Principal payments under capital lease obligations	(1.6)
Repayment of intercompany loan	(40.4)
Net cash provided by (used in) financing activities	(37.7)	249.8	0.6
Effect of exchange rate changes on cash and cash equivalents	(7.4)	(3.5)	(1.8)
Net increase (decrease) in cash and cash equivalents	6.0	7.3	10.6
Cash and cash equivalents – beginning of period	31.9	24.6	14.0
Cash and cash equivalents – end of period	37.9	31.9	24.6
Reportable Legal Entities | Co-Issuer
Supplemental Guarantor Information [Line Items]
Net cash (used in) provided by operating activities	0.0	0.0	0.0
Cash flows from investing activities:
Capital expenditures	0.0	0.0	0.0
Acquisition of business, net of cash acquired		0.0
Payment for equity investments			0.0
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II			0.0
Premium payments on interest rate cap agreements	0.0	0.0	0.0
Net cash used in investing activities	0.0	0.0	0.0
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	0.0	0.0
Repayments of borrowings under revolving credit facility	0.0	0.0
Repayments of long-term debt	0.0	0.0	0.0
Proceeds from issuance of long-term debt	0.0	0.0	0.0
Payments to extinguish long-term debt	0.0	0.0	0.0
Net change in other long-term obligation	0.0
Payment of debt financing costs	0.0	0.0	0.0
Net change in accounts payable-inventory financing	0.0	0.0	0.0
Proceeds from stock option exercises	0.0	0.0	0.0
Proceeds from Coworker Stock Purchase Plan	0.0	0.0	0.0
Repurchases of common stock	0.0	0.0
Dividends paid	0.0	0.0	0.0
Excess tax benefits from equity-based compensation		0.0	0.0
Distributions and advances from (to) affiliates	0.0	0.0	0.0
Principal payments under capital lease obligations	0.0
Repayment of intercompany loan	0.0
Net cash provided by (used in) financing activities	0.0	0.0	0.0
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents – beginning of period	0.0	0.0	0.0
Cash and cash equivalents – end of period	0.0	0.0	0.0
Consolidating Adjustments
Supplemental Guarantor Information [Line Items]
Net cash (used in) provided by operating activities	10.9	(82.8)	(4.1)
Cash flows from investing activities:
Capital expenditures	0.0	0.0	0.0
Acquisition of business, net of cash acquired		0.0
Payment for equity investments			0.0
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II			0.0
Premium payments on interest rate cap agreements	0.0	0.0	0.0
Net cash used in investing activities	0.0	0.0	0.0
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	0.0	0.0
Repayments of borrowings under revolving credit facility	0.0	0.0
Repayments of long-term debt	0.0	0.0	0.0
Proceeds from issuance of long-term debt	0.0	0.0	0.0
Payments to extinguish long-term debt	0.0	0.0	0.0
Net change in other long-term obligation	0.0
Payment of debt financing costs	0.0	0.0	0.0
Net change in accounts payable-inventory financing	0.0	0.0	0.0
Proceeds from stock option exercises	0.0	0.0	0.0
Proceeds from Coworker Stock Purchase Plan	0.0	0.0	0.0
Repurchases of common stock	0.0	0.0
Dividends paid	0.0	0.0	0.0
Excess tax benefits from equity-based compensation		0.0	0.0
Distributions and advances from (to) affiliates	28.5	69.9	0.0
Principal payments under capital lease obligations	0.0
Repayment of intercompany loan	0.0
Net cash provided by (used in) financing activities	28.5	69.9	0.0
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	39.4	(12.9)	(4.1)
Cash and cash equivalents – beginning of period	(39.4)	(26.5)	(22.4)
Cash and cash equivalents – end of period	$ 0.0	$ (39.4)	$ (26.5)